Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 3 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	June 30, 2023	December 31, 2022

Accounts payable and accrued liabilities	$316,511	$289,955
Credit cards payable	21,520	6,072
Accrued interest	173,170	28,111
Accounts payable and accrued liabilities	$511,202	$324,138